VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2016
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
The assets and liabilities of the consolidated VIEs whose assets cannot be used for purposes other than the settlement of the VIE’s obligations are as follows:

at December 31
(millions of Canadian $)	2016	2015

ASSETS
Current Assets
Cash and cash equivalents	77	54
Accounts receivable	71	55
Inventories	25	25
Other	10	6
	183	140
Plant, Property and Equipment	3,685	3,704
Equity Investments	606	664
Goodwill	525	541
Intangible and Other Assets	1	—
	5,000	5,049
LIABILITIES
Current Liabilities
Accounts payable and other	80	74
Accrued interest	21	21
Current portion of long-term debt	76	45
	177	140
Regulatory Liabilities	34	33
Other Long-Term Liabilities	4	4
Deferred Income Tax Liabilities	7	—
Long-Term Debt	2,827	2,998
	3,049	3,175

Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
The carrying value of these VIEs and the maximum exposure to loss as a result of the Company's involvement with these VIEs are as follows:

at December 31
(millions of Canadian $)	2016	2015

Balance sheet
Equity investments	4,964	5,410
Off-balance sheet
Potential exposure to guarantees	163	227
Maximum exposure to loss	5,127	5,637